EMPLOYEE RETIREMENT BENEFITS	12 Months Ended
Jun. 30, 2018
Retirement Benefits [Abstract]
EMPLOYEE RETIREMENT BENEFIT
NOTE 16 -	EMPLOYEE RETIREMENT BENEFITS

The Company has made employee benefit contributions in accordance with Chinese relevant regulations, including retirement insurance, unemployment insurance, medical insurance, housing fund, work injury insurance and birth insurance. The Company recorded the contribution in the salaries and employee charges when incurred. The contributions made by the Company were $118,259, $111,493 and $107,970 for the years ended June 30, 2018, 2017 and 2016, respectively.